Consolidated statements of stockholders' equity/unit holders' equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Series A Units	BOE Preferred Units	Restricted Units	Treasury Units	Common Stock	Additional paid-in capital	Treasury Stock (at cost)	Other equity interests	Accumulated deficit
Balance at Dec. 31, 2008	$ 318,364	$ 399,820		$ 1,864					$ 116,621	$ (199,941)
Balance (in shares) at Dec. 31, 2008		76,000,000		16,537,000
Increase (Decrease) in Stockholders' Equity
Issuance of equity interests	154,581	125,000							29,581
Issuance of equity interests (in shares)		20,000,000
Purchase of equity interests	(932)				(300)				(632)
Cancellation of Series A Units	180	(120)			300
Cancellation of Series A Units (in shares)		(48,000)
Purchase of restricted units	(10)				(10)
Cancellation of restricted units				(10)	10
Cancellation of restricted units (in shares)				(272,000)
Equity-based compensation	1,419			1,419
Equity-based compensation (in shares)				10,694,000
Net income	(184,495)									(184,495)
Balance at Dec. 31, 2009	289,107	524,700		3,273					145,570	(384,436)
Balance (in shares) at Dec. 31, 2009		95,952,000		26,959,000
Increase (Decrease) in Stockholders' Equity
Issuance of equity interests	35,000	25,000							10,000
Issuance of equity interests (in shares)		4,000,000
Purchase of equity interests	(513)				(513)
Cancellation of Series A Units		(513)			513
Cancellation of Series A Units (in shares)		(82,000)
Cancellation of restricted units (in shares)				(1,813,000)
Equity-based compensation	1,257			1,231					26
Equity-based compensation (in shares)				6,286,000
Net income	86,248									86,248
Balance at Dec. 31, 2010	411,099	549,187		4,504					155,596	(298,188)
Balance (in shares) at Dec. 31, 2010		99,870,000		31,432,000
Increase (Decrease) in Stockholders' Equity
Purchase of equity interests	(125)				(125)
Cancellation of Series A Units		(125)			125
Cancellation of Series A Units (in shares)		(20,000)
Purchase of restricted units	(38)				(38)
Cancellation of restricted units	1			(37)	38
Cancellation of restricted units (in shares)				(1,389,000)
Broad Oak Transaction	(81,963)		73,765						(155,728)
Broad Oak Transaction (in shares)			88,986,000
Common shares issued upon Corporate Reorganization		(549,062)	(73,765)	(10,296)		1,075	632,048
Common shares issued upon Corporate Reorganization (in shares)		(99,850,000)	(88,986,000)	(39,902,000)		107,500,000
Common shares issued at initial public offering, net of offering costs	319,378					201	319,177
Common shares issued at initial public offering, net of offering costs (in shares)	20,125,000					20,125,000
Equity-based compensation	5,961			5,829					132
Equity-based compensation (in shares)				9,859,000
Stock-based compensation	150						150
Shares repurchased								(4)
Shares repurchased (in shares)	(4,000)					8,000		(8,000)
Net income	105,554									105,554
Balance at Dec. 31, 2011	760,013					1,276	951,375	(4)		(192,634)
Balance (in shares) at Dec. 31, 2011								8,000
Balance (in shares) at Dec. 31, 2011						127,617,000
Balance at Dec. 18, 2011
Increase (Decrease) in Stockholders' Equity
Common shares issued upon Corporate Reorganization (in shares)						107,500,000
Common shares issued at initial public offering, net of offering costs (in shares)						20,125,000
Shares repurchased (in shares)								(7,405)
Balance at Dec. 31, 2011	760,013					1,276	951,375	(4)		(192,634)
Balance (in shares) at Dec. 31, 2011								8,000
Balance (in shares) at Dec. 31, 2011						127,617,000
Increase (Decrease) in Stockholders' Equity
Cancellation of restricted units						(1)	1
Cancellation of restricted units (in shares)						(98,000)
Net income	57,210									57,210
Balance at Jun. 30, 2012	$ 822,058					$ 1,283	$ 956,203	$ (4)		$ (135,424)
Balance (in shares) at Jun. 30, 2012								8,000
Balance (in shares) at Jun. 30, 2012						128,296,000